Expense Example, No Redemption - Voya Securitized Credit Fund	Class A 1 Yr	Class A 3 Yrs	Class A 5 Yrs	Class A 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class P 1 Yr	Class P 3 Yrs	Class P 5 Yrs	Class P 10 Yrs	Class R6 1 Yr	Class R6 3 Yrs	Class R6 5 Yrs	Class R6 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs	Class W 1 Yr	Class W 3 Yrs	Class W 5 Yrs	Class W 10 Yrs
USD ($)	349	565	797	1,465	69	228	401	902	5	152	312	776	69	478	913	2,123	349	565	797	1,465	77	244	426	952